Subsequent Events (Details) - USD ($)					1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended
	Nov. 04, 2024	Sep. 03, 2024	Aug. 06, 2024	Mar. 19, 2024	Oct. 31, 2024	Mar. 01, 2024	Sep. 30, 2024	Sep. 30, 2024	Nov. 30, 2024	Dec. 31, 2023	Nov. 04, 2023	Dec. 31, 2022
Subsequent Events [Line Items]
Paid a cash										$ 2,100,000
Received fee			$ 450,000
Streeterville [Member]
Subsequent Events [Line Items]
Interest rate			10.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Cumulative redemption amount						$ 9,094,378
Purchase price				$ 8,195,000
Purchase price per share (in Dollars per share)				$ 5.5
Agreement amount											$ 55,000,000
Subsequent Event [Member] | ATM Agreement [Member]
Subsequent Events [Line Items]
Agreement amount											$ 5,000,000
Subsequent Event [Member] | Streeterville [Member]
Subsequent Events [Line Items]
Repaid of principal amount						2,094,378
Accrued interest						$ 2,094,378
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Redeemed, shares (in Shares)							248,349	496,698
Preferred stock shares issued (in Shares)							993,000	993,000		1,490,000		1,500,000
Preferred stock shares outstanding (in Shares)							993,000	993,000		1,490,000		1,500,000
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Cumulative redemption amount	$ 3,600,000
Redeemed, shares (in Shares)	662,264
Series A Convertible Preferred [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Cumulative redemption amount									$ 910,000
Redeemed, shares (in Shares)					165,566
Preferred stock shares issued (in Shares)	3.9
Preferred Class A [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred stock shares issued (in Shares)	827,740
Preferred stock shares outstanding (in Shares)	827,740
Forecast [Member]
Subsequent Events [Line Items]
Redeemed, shares (in Shares)		496,698
Paid a cash		$ 2,700,000	$ 7,500,000
Preferred stock shares issued (in Shares)		1,490,004
Preferred stock shares outstanding (in Shares)		1,490,004
Received fee			450,000
Forecast [Member] | Streeterville [Member]
Subsequent Events [Line Items]
Principal amount			8,250,000
Original issue discount amount			$ 750,000
Interest rate			10.00%
Maturity date			18 years
Forecast [Member] | Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock shares issued (in Shares)		993,306
Preferred stock shares outstanding (in Shares)		993,306